Stock-based Compensation - Summary of Fair Value Assumption Of Common Stock (Parenthetical) (Detail)	Dec. 31, 2020 USD ($)
Series C Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock shares purchase price	$ 6.62